Offerings - Offering: 1	Jan. 26, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	373,333
Proposed Maximum Offering Price per Unit | $ / shares	3.63
Maximum Aggregate Offering Price	$ 1,355,198.79
Fee Rate	0.01381%
Amount of Registration Fee	$ 187.15
Offering Note

(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the Class A common stock being registered hereunder shall include any additional shares that may become issuable as a result of any stock split, stock dividend, recapitalization or other similar transaction effected without the receipt of consideration that results in an increase in the number of Gaia, Inc.’s outstanding Class A common stock.

(2)
Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on a per share price of $3.63, the average of the high and low sales price of the Registrant’s Class A common stock as reported on the NASDAQ Global Market on January 21, 2026.

(3)	Calculated in accordance with Section 6 of the Securities Act and Rule 457 under the Securities Act by multiplying 0.00013810 and the proposed maximum aggregate offering price.